Financial Information of Parent Company - Condensed Statements of Comprehensive Loss (Detail)	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Cost of revenue	¥ (67,743,995)	$ (10,457,871)	¥ (85,782,569)	¥ (107,803,360)
Gross loss	(21,332,664)	(3,293,196)	(21,505,678)	(3,027,291)
Operating expenses:
Product development	(135,042,829)	(20,847,020)	(156,253,036)	(213,243,567)
Sales and marketing	(31,692,522)	(4,892,482)	(51,758,100)	(116,672,411)
General and administrative	(131,768,503)	(20,341,552)	(111,157,250)	(161,958,423)
Total operating expenses	(303,604,040)	(46,868,387)	(139,404,086)	(527,340,523)
Loss from operations	(326,500,222)	(50,402,949)	(160,834,764)	(530,247,814)
Fair value change on convertible bonds and warrants	(7,129,161)	(1,100,553)
Other income (expenses), net	(1,916,755)	(295,896)	(963,125)	9,301,565
Loss before income tax expense and share of loss in equity method investments	(341,168,178)	(52,667,291)	(125,229,878)	(560,540,779)
Income tax expense	0	0	0	0
Net loss	(354,181,969)	(54,676,274)	(128,942,408)	(562,916,605)
Other comprehensive income (loss)
Unrealized loss on available-for-sale investment				(16,600)
Currency translation adjustments	5,009,430	773,323	(1,203,960)	(688,963)
Total comprehensive loss	(349,172,539)	(53,902,951)	(130,146,368)	(563,622,168)
Parent Company
Condensed Statement of Income Captions [Line Items]
Cost of revenue				(127,706)
Gross loss				(127,706)
Operating expenses:
Product development	(70,941)	(10,951)	632,437	(1,284,261)
Sales and marketing	(120,735)	(18,638)	0	(14,536,253)
General and administrative	(38,475,787)	(5,939,640)	(9,392,137)	(32,056,416)
Total operating expenses	(38,667,463)	(5,969,229)	(8,759,700)	(47,876,930)
Loss from operations	(38,667,463)	(5,969,229)	(8,759,700)	(48,004,636)
Interest income (expenses), net	(5,858,848)	(904,450)	32	869
Fair value change on convertible bonds and warrants	(7,129,161)	(1,100,553)
Other income (expenses), net	(2,267,335)	(350,016)	9,756	(69,198)
Loss before income tax expense and share of loss in equity method investments	(53,922,807)	(8,324,248)	(8,749,912)	(48,072,965)
Income tax expense	0	0	0	0
Equity in income (loss) of subsidiaries and VIEs	(250,905,547)	(38,733,141)	(77,872,558)	(478,188,607)
Net loss	(304,828,354)	(47,057,389)	(86,622,470)	(526,261,572)
Other comprehensive income (loss)
Unrealized loss on available-for-sale investment				(16,600)
Currency translation adjustments	5,266,016	812,933	348,437	(2,259,470)
Total comprehensive loss	¥ (299,562,338)	$ (46,244,456)	¥ (86,274,033)	¥ (528,537,642)